UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2460

Fidelity Union Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2009

Item 1. Reports to Stockholders

Fidelity®
Arizona Municipal
Income Fund

and

Fidelity
Arizona Municipal
Money Market Fund

Semiannual Report

February 28, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Arizona Municipal Income Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Arizona Municipal Money Market Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months, and one year.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2008 to February 28, 2009).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During Period* September 1, 2008 to February 28, 2009
Fidelity Arizona Municipal Income Fund	.56%
Actual		$ 1,000.00	$ 995.10	$ 2.77
HypotheticalA		$ 1,000.00	$ 1,022.02	$ 2.81
Fidelity Arizona Municipal Money Market Fund	.54%
Actual		$ 1,000.00	$ 1,005.80	$ 2.69
HypotheticalA		$ 1,000.00	$ 1,022.12	$ 2.71

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Arizona Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of February 28, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Special Tax	19.8	17.4
General Obligations	19.0	20.5
Water & Sewer	18.8	18.8
Health Care	10.4	12.6
Education	9.8	10.5
Weighted Average Maturity as of February 28, 2009
		6 months ago
Years	11.1	9.4

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of February 28, 2009
6 months ago
Years	8.7	8.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of February 28, 2009	As of August 31, 2008
AAA 0.0%	AAA 3.2%
AA,A 75.1%	AA,A 76.9%
BBB 19.8%	BBB 17.0%
BB and Below 1.2%	BB and Below 1.1%
Not Rated 0.9%	Not Rated 0.7%
Short-Term Investments and Net Other Assets 3.0%	Short-Term Investments and Net Other Assets 1.1%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Semiannual Report

Fidelity Arizona Municipal Income Fund

Investments February 28, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.0%
	Principal Amount	Value
Arizona - 90.7%
Arizona Board of Regents Ctfs. of Prtn.:
(Arizona Biomedical Research Collaborative Bldg. Proj.) Series 2006, 5% 6/1/19 (AMBAC Insured)	$ 1,140,000	$ 1,231,827
(Univ. of Arizona Projs.):
Series 2003 B, 5% 6/1/31 (AMBAC Insured)	300,000	265,002
Series 2005 A, 5% 6/1/24 (AMBAC Insured)	1,040,000	1,051,024
Series 2005 C, 5% 6/1/14 (AMBAC Insured)	385,000	421,879
Series 2006 A, 5% 6/1/18 (AMBAC Insured)	1,000,000	1,083,190
Arizona Ctfs. of Prtn. Series A, 5% 9/1/20 (FSA Insured)	1,640,000	1,741,188
Arizona Game and Fish Dept. and Commission (AGF Administration Bldg. Proj.) Series 2006:
5% 7/1/21	1,280,000	1,305,075
5% 7/1/32	520,000	465,145
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21	1,000,000	975,530
Series 2007 B, 1.7715% 1/1/37 (b)	1,000,000	431,770
Series 2008 A, 5.25% 1/1/31	1,000,000	915,720
Series 2008 D, 6% 1/1/27	1,000,000	1,018,400
(Catholic Healthcare West Proj.) Series 1999 A, 6.125% 7/1/09 (Escrowed to Maturity) (d)	125,000	127,271
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2008, 5.75% 9/1/22	1,000,000	1,077,270
Series A2, 5% 9/1/18 (FGIC Insured)	1,000,000	1,057,850
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) 5.25% 9/1/24	1,230,000	1,262,411
Arizona State Univ. Revs. 5% 7/1/26 (AMBAC Insured)	1,000,000	1,000,470
Arizona Student Ln. Acquisition Auth. Student Ln. Rev. Series 1991 B1, 6.15% 5/1/29 (c)	500,000	440,800
Arizona Trans. Board Hwy. Rev. Series 2008 A, 5% 7/1/33	2,000,000	2,010,220
Avondale Muni. Dev. Corp. Excise Tax Rev. 5% 7/1/28	500,000	494,470
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Intel Corp. Proj.) Series 2005, 4.375%, tender 12/1/10 (b)(c)	1,000,000	973,420
Cottonwood Wtr. Sys. Rev.:
5% 7/1/26 (XL Cap. Assurance, Inc. Insured)	1,405,000	1,155,219
5% 7/1/30 (XL Cap. Assurance, Inc. Insured)	1,125,000	871,256
5% 7/1/35 (XL Cap. Assurance, Inc. Insured)	1,300,000	958,854
Downtown Phoenix Hotel Corp. Rev. Series A, 5.25% 7/1/23 (FGIC Insured)	1,750,000	1,530,498
Gilbert Wtr. Resources Muni. Property Corp. Wastewtr. Sys. & Util. Rev. 4.9% 4/1/19	1,025,000	1,005,013
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) 5.25% 5/15/19	1,000,000	1,074,280
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.):
Series 2005 B, 5.25% 12/1/19	$ 1,040,000	$ 941,990
Series 2005, 5% 12/1/35	1,000,000	728,380
Series 2007, 5% 12/1/27	1,000,000	786,730
Glendale Western Loop 101 Pub. Facilities Corp. Series 2008 A:
6.25% 7/1/38	2,000,000	2,028,820
7% 7/1/33	1,000,000	1,048,480
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/17 (AMBAC Insured)	1,580,000	1,661,591
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2008, 6% 7/1/31	1,000,000	1,025,740
Marana Muni. Property Corp. Facilities Rev. Series A, 5.25% 7/1/22	1,620,000	1,714,122
Maricopa County Indl. Dev. Auth. Health Facilities Rev.:
(Catholic Healthcare West Proj.):
Series 1998 A, 5% 7/1/16	610,000	611,196
Series 2007 A, 5% 7/1/16	1,000,000	1,009,700
Series A, 5.25% 7/1/32	1,000,000	853,130
(Mayo Clinic Proj.) 5% 11/15/36	1,000,000	881,120
Maricopa County Indl. Dev. Auth. Hosp. Facilities Rev. (Mayo Clinic Hosp. Proj.) 5.25% 11/15/37	1,000,000	919,050
Maricopa County Unified School District #48 Scottsdale 5% 7/1/22	1,000,000	1,104,640
Maricopa County Unified School District #60 Higley (School Impt. Proj.) Series B, 5% 7/1/19 (FGIC Insured)	1,000,000	1,054,220
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5% 7/1/38	1,000,000	955,530
Mesa Util. Sys. Rev.:
5% 7/1/20 (FGIC Insured)	1,000,000	1,062,180
5% 7/1/24 (FGIC Insured)	3,000,000	2,996,610
North Campus Facilities LLC (Northern Arizona Univ. Sys. Rev. Proj.) 5% 6/1/31 (AMBAC Insured)	1,225,000	1,144,481
Northern Arizona Univ. Revs. 5% 6/1/21 (AMBAC Insured)	1,085,000	1,117,420
Phoenix Civic Impt. Board Arpt. Rev.:
Series A, 5% 7/1/33	1,000,000	979,260
Series B, 5.25% 7/1/27 (FGIC Insured) (c)	1,100,000	985,237
Series D, 5% 7/1/10 (c)	1,500,000	1,515,225
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (a)	$ 2,000,000	$ 1,477,060
Phoenix Civic Impt. Corp. Excise Tax Rev.:
(Civic Plaza Expansion Proj.) Series 2005 A:
5% 7/1/18 (FGIC Insured)	550,000	597,069
5% 7/1/30	1,000,000	1,004,770
Series 2007 A, 5% 7/1/22 (MBIA Insured)	1,250,000	1,314,188
Phoenix Civic Impt. Corp. Transit Excise Tax Rev. (Lt. Rail Proj.) 5% 7/1/20	1,000,000	1,053,850
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
5% 7/1/20 (MBIA Insured)	1,000,000	1,070,890
5% 7/1/24	1,750,000	1,799,263
5% 7/1/29 (MBIA Insured)	770,000	773,873
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2002, 5.5% 7/1/20 (FGIC Insured)	1,500,000	1,580,775
Series 2005, 5% 7/1/29	1,750,000	1,741,040
4.75% 7/1/27 (MBIA Insured)	720,000	705,283
5% 7/1/20	5,000,000	5,285,298
5.5% 7/1/24 (FGIC Insured)	1,000,000	1,126,390
Phoenix Gen. Oblig. Series B, 5.375% 7/1/20	1,060,000	1,144,991
Phoenix Street & Hwy. User Rev. 6.25% 7/1/11 (MBIA Insured)	30,000	30,010
Pima County Ctfs. of Prtn. (Justice Bldg. Proj.) Series A:
5% 7/1/19 (AMBAC Insured)	735,000	785,495
5% 7/1/21 (AMBAC Insured)	935,000	976,346
Pima County Unified School District #1 Tucson (Proj. of 2004):
Series 2007 C, 5% 7/1/23 (FGIC Insured)	1,000,000	1,022,480
Series 2008 D, 5% 7/1/25 (FSA Insured)	1,000,000	1,031,520
Pinal County Indl. Dev. Auth. Correctional Facilities Contract Rev. (Florence West Prison Proj.) Series A:
5.25% 10/1/12 (ACA Finl. Guaranty Corp. Insured)	1,000,000	955,430
5.25% 10/1/13 (ACA Finl. Guaranty Corp. Insured)	1,335,000	1,252,230
Pinal County Unified School District #1 Florence (2006 School Impt. Proj.) Series A:
5% 7/1/19 (FGIC Insured)	1,000,000	1,025,950
5% 7/1/20 (FGIC Insured)	1,000,000	1,012,160
Pinal County Unified School District #44 J.O. Combs (2006 School Impt. Proj.) Series B, 5% 7/1/21 (MBIA Insured)	860,000	882,919
Queen Creek Excise Tax & State Shared Rev. 5% 8/1/22 (MBIA Insured)	1,125,000	1,171,170
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Series 2002 B:
5% 1/1/20	$ 1,500,000	$ 1,579,830
5% 1/1/21	290,000	302,476
5% 1/1/31	1,995,000	1,998,990
Series 2005 A, 5% 1/1/35	1,500,000	1,484,865
Series 2006 A, 5% 1/1/37	3,000,000	2,959,830
Series 2008 A:
5% 1/1/24	1,000,000	1,049,400
5% 1/1/38	2,000,000	1,969,820
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007, 5.5% 12/1/29	3,000,000	2,178,360
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2008 A, 5% 9/1/23	355,000	309,194
Scottsdale Muni. Property Corp. Excise Tax Rev. (Wtr. and Swr. Impt. Proj.) Series 2008 A, 5% 7/1/28	1,050,000	1,079,883
Sedona Excise Tax Rev.:
5% 7/1/15 (MBIA Insured)	2,120,000	2,255,680
5% 7/1/19 (MBIA Insured)	1,000,000	1,042,850
Tempe Transit Excise Tax Rev. Series 2008, 4.75% 7/1/38	395,000	365,584
Tucson Ctfs. of Prtn. 5% 7/1/18 (MBIA Insured)	1,000,000	1,101,400
Tucson Gen. Oblig. 5% 7/1/18 (FGIC Insured)	3,295,000	3,616,197
Tucson Street & Hwy. User Rev. Series 1994 B, 7.5% 7/1/11 (MBIA Insured)	1,015,000	1,139,683
Tucson Wtr. Rev. Series 2001 A, 5% 7/1/11 (FGIC Insured)	1,410,000	1,489,848
Univ. Med. Ctr. Corp. Hosp. Rev.:
5% 7/1/16	1,735,000	1,650,054
5.25% 7/1/11	210,000	208,807
5.25% 7/1/15	1,000,000	955,350
Univ. of Arizona Univ. Revs.:
Series 2008 A, 5% 6/1/22	1,315,000	1,399,988
Yavapai County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4%, tender 6/1/10 (b)(c)	1,000,000	976,100
		115,004,543
Municipal Bonds - continued
	Principal Amount	Value
Guam - 0.5%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series A, 5% 10/1/12	$ 500,000	$ 496,275
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. Series 2005, 5.875% 7/1/35	145,000	115,453
		611,728
Puerto Rico - 4.9%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	700,000	682,157
Series 2003, 5.75% 7/1/19 (FGIC Insured)	700,000	689,248
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series B, 5% 7/1/17	1,000,000	921,520
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2002 A, 5.5% 7/1/18	700,000	663,712
Series 2003 A, 5.25% 7/1/14	275,000	264,809
Series 2007 A, 5.5% 7/1/21 (FGIC Insured)	1,000,000	930,470
Puerto Rico Govt. Dev. Bank:
Series 2006 B, 5% 12/1/12	1,000,000	982,180
Series C, 5.25% 1/1/15 (c)	500,000	466,295
Puerto Rico Pub. Bldg. Auth. Rev.:
Series G, 5.25% 7/1/13	315,000	307,292
Series M2, 5.75%, tender 7/1/17 (b)	200,000	185,714
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41	1,000,000	104,200
		6,197,597
Virgin Islands - 0.9%
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. Series 2007, 4.7% 7/1/22 (c)	500,000	304,525
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. Rev. Series A, 5% 7/1/27	1,000,000	823,850
		1,128,375
TOTAL INVESTMENT PORTFOLIO - 97.0% (Cost $129,429,518)	122,942,243
NET OTHER ASSETS - 3.0%	3,833,607
NET ASSETS - 100%	$ 126,775,850
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 122,942,243	$ -	$ 122,942,243	$ -
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
Special Tax	19.8%
General Obligations	19.0%
Water & Sewer	18.8%
Health Care	10.4%
Education	9.8%
Electric Utilities	9.6%
Others * (individually less than 5%)	12.6%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Arizona Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2009 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $129,429,518)		$ 122,942,243
Cash		2,784,867
Receivable for fund shares sold		17,281
Interest receivable		1,265,551
Other receivables		1,203
Total assets		127,011,145

Liabilities
Payable for fund shares redeemed	$ 34,713
Distributions payable	141,288
Accrued management fee	59,294
Total liabilities		235,295

Net Assets		$ 126,775,850
Net Assets consist of:
Paid in capital		$ 133,786,694
Undistributed net investment income		25,338
Accumulated undistributed net realized gain (loss) on investments		(548,907)
Net unrealized appreciation (depreciation) on investments		(6,487,275)
Net Assets, for 11,810,792 shares outstanding		$ 126,775,850
Net Asset Value, offering price and redemption price per share ($126,775,850 ÷ 11,810,792 shares)		$ 10.73

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Arizona Municipal Income Fund
Financial Statements - continued

Statement of Operations

Six months ended February 28, 2009 (Unaudited)

Investment Income
Interest		$ 2,903,719

Expenses
Management fee	$ 348,319
Independent trustees' compensation	244
Miscellaneous	393
Total expenses before reductions	348,956
Expense reductions	(2,893)	346,063
Net investment income		2,557,656
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(563,423)
Futures contracts	16,972
Total net realized gain (loss)		(546,451)
Change in net unrealized appreciation (depreciation) on: Investment securities	(3,920,018)
Futures contracts	1,882
Total change in net unrealized appreciation (depreciation)		(3,918,136)
Net gain (loss)		(4,464,587)
Net increase (decrease) in net assets resulting from operations		$ (1,906,931)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 28, 2009 (Unaudited)	Year ended August 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 2,557,656	$ 5,236,715
Net realized gain (loss)	(546,451)	609,727
Change in net unrealized appreciation (depreciation)	(3,918,136)	(1,573,948)
Net increase (decrease) in net assets resulting from operations	(1,906,931)	4,272,494
Distributions to shareholders from net investment income	(2,554,464)	(5,232,213)
Distributions to shareholders from net realized gain	(409,050)	(430,807)
Total distributions	(2,963,514)	(5,663,020)
Share transactions Proceeds from sales of shares	29,151,268	61,377,221
Reinvestment of distributions	1,890,143	3,199,620
Cost of shares redeemed	(42,832,145)	(48,884,583)
Net increase (decrease) in net assets resulting from share transactions	(11,790,734)	15,692,258
Redemption fees	5,515	4,725
Total increase (decrease) in net assets	(16,655,664)	14,306,457

Net Assets
Beginning of period	143,431,514	129,125,057
End of period (including undistributed net investment income of $25,338 and undistributed net investment income of $22,146, respectively)	$ 126,775,850	$ 143,431,514
Other Information Shares
Sold	2,784,119	5,515,446
Issued in reinvestment of distributions	182,232	288,119
Redeemed	(4,149,386)	(4,409,450)
Net increase (decrease)	(1,183,035)	1,394,115

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended February 28, 2009

Years ended August 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.04	$ 11.13	$ 11.39	$ 11.59	$ 11.56	$ 11.32
Income from Investment Operations
Net investment income D	.212	.419	.418	.417	.417	.427
Net realized and unrealized gain (loss)	(.277)	(.054)	(.205)	(.149)	.087	.306
Total from investment operations	(.065)	.365	.213	.268	.504	.733
Distributions from net investment income	(.212)	(.418)	(.418)	(.417)	(.419)	(.427)
Distributions from net realized gain	(.033)	(.037)	(.055)	(.051)	(.055)	(.066)
Total distributions	(.245)	(.455)	(.473)	(.468)	(.474)	(.493)
Redemption fees added to paid in capital D, F	-	-	-	-	-	-
Net asset value, end of period	$ 10.73	$ 11.04	$ 11.13	$ 11.39	$ 11.59	$ 11.56
Total Return B, C	(.49)%	3.33%	1.87%	2.41%	4.46%	6.58%
Ratios to Average Net Assets E
Expenses before reductions	.56% A	.55%	.55%	.55%	.55%	.55%
Expenses net of fee waivers, if any	.56% A	.55%	.55%	.55%	.55%	.55%
Expenses net of all reductions	.55% A	.52%	.48%	.50%	.50%	.53%
Net investment income	4.07% A	3.76%	3.70%	3.69%	3.62%	3.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 126,776	$ 143,432	$ 129,125	$ 107,024	$ 100,695	$ 78,289
Portfolio turnover rate	12% A	22%	15%	22%	13%	14%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Arizona Municipal Money Market Fund

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 2/28/09	% of fund's investments 8/31/08	% of fund's investments 2/29/08
0 - 30	90.6	89.1	88.8
31 - 90	0.0	3.4	0.0
91 - 180	6.6	6.1	10.1
181 - 397	2.8	1.4	1.1
Weighted Average Maturity
	2/28/09	8/31/08	2/29/08
Fidelity Arizona Municipal Money Market Fund	21 Days	20 Days	22 Days
All Tax Free Money Market Funds Average*	26 Days	31 Days	27 Days
Asset Allocation (% of fund's net assets)
As of February 28, 2009	As of August 31, 2008
Variable Rate Demand Notes (VRDNs) 83.1%	Variable Rate Demand Notes (VRDNs) 78.2%
Commercial Paper (including CP Mode) 0.0%	Commercial Paper (including CP Mode) 10.0%
Tender Bonds 1.0%	Tender Bonds 1.0%
Municipal Notes 0.5%	Municipal Notes 0.0%
Fidelity Municipal Cash Central Fund 7.3%	Fidelity Municipal Cash Central Fund 4.2%
Other Investments 8.8%	Other Investments 3.4%
Net Other Assets** (0.7)%	Net Other Assets 3.2%

** Net Other Assets are not included in the pie chart.

* Source: iMoneyNet, Inc.

Semiannual Report

Fidelity Arizona Municipal Money Market Fund

Investments February 28, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 100.7%
	Principal Amount	Value
Arizona - 86.1%
Arizona Ctfs. of Prtn. Bonds Series 2002 B, 5% 9/1/09	$ 4,300,000	$ 4,364,126
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2008 B, 0.65%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	20,500,000	20,500,000
Series 2008 C, 0.5%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	5,000,000	5,000,000
Series 2008 E, 0.75%, LOC Landesbank Baden-Wuert, VRDN (a)	17,200,000	17,200,000
(Catholic Healthcare West Proj.):
Series 2005 B, 0.56%, LOC Bank of America NA, VRDN (a)	3,400,000	3,400,000
Series 2008 D, 0.57%, LOC Bank of America NA, VRDN (a)	12,000,000	12,000,000
(Southwest Behavioral Health Svcs., Inc. Proj.) Series 2004, 0.63%, LOC JPMorgan Chase Bank, VRDN (a)	2,850,000	2,850,000
Arizona Hsg. Fin. Auth. Multi-family Hsg. Rev. (Santa Carolina Apts. Proj.) 0.8%, LOC Fannie Mae, VRDN (a)(c)	3,645,000	3,645,000
Arizona School Facilities Board Rev. Bonds Series 2002, 5.375% 7/1/09	4,255,000	4,315,966
Arizona State Univ. Revs. Bonds 5.25% 7/1/09	1,000,000	1,013,671
Arizona Trans. Board Excise Tax Rev. Bonds (Maricopa County Reg'l. Area Road Proj.) Series 2007, 4.5% 7/1/09	5,000,000	5,056,362
Arizona Trans. Board Hwy. Rev. Participating VRDN Series PT 4605, 0.68% (Liquidity Facility Deutsche Postbank AG) (a)(e)	4,000,000	4,000,000
Casa Grande Indl. Dev. Auth. Indl. Dev. Rev. (Price Companies, Inc. Proj.) Series A, 0.9%, LOC Bank of America NA, VRDN (a)(c)	2,125,000	2,125,000
Cochise County Poll. Cont. Rev. Solid Waste Disp. Rev. Bonds (Arizona Elec. Pwr. Coop. Proj.) 2.35%, tender 3/2/09 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (a)(c)	3,700,000	3,700,000
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Navajo Proj.) Series 1994 A, 0.85%, LOC KBC Bank NV, VRDN (a)(c)	32,590,000	32,590,000
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) 0.6%, LOC Bank of America NA, VRDN (a)	9,000,000	9,000,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 0.82%, LOC Fannie Mae, VRDN (a)(c)	3,299,675	3,299,675
(Ranchwood Apts. Proj.) Series 2001 A, 0.8%, LOC Fannie Mae, VRDN (a)(c)	5,000,000	5,000,000
(San Angelin Apts. Proj.) 0.8%, LOC Fannie Mae, VRDN (a)(c)	3,100,000	3,100,000
(San Lucas Apts. Proj.) 0.8%, LOC Fannie Mae, VRDN (a)(c)	1,700,000	1,700,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.: - continued
(San Martin Apts. Proj.) Series A1, 0.8%, LOC Fannie Mae, VRDN (a)(c)	$ 7,000,000	$ 7,000,000
(San Miguel Apts. Proj.) 0.8%, LOC Fannie Mae, VRDN (a)(c)	1,300,000	1,300,000
(San Remo Apts. Proj.) 0.8%, LOC Fannie Mae, VRDN (a)(c)	10,700,000	10,700,000
(Village at Sun Valley Apts. Proj.) Series 2008, 0.87%, LOC Freddie Mac, VRDN (a)(c)	3,500,000	3,500,000
(Village Square Apts. Proj.) 0.8%, LOC Fannie Mae, VRDN (a)(c)	1,000,000	1,000,000
Maricopa County Indl. Dev. Auth. Rev.:
(Clayton Homes, Inc. Proj.) Series 1998, 0.92%, LOC U.S. Bank NA, Minnesota, VRDN (a)(c)	1,000,000	1,000,000
(Valley of the Sun YMCA Proj.) Series 2008, 0.6%, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,200,000	4,200,000
Maricopa County Mesa Unified School District # 4 Bonds Series 2004, 5% 7/1/09	2,000,000	2,025,667
Phoenix Civic Impt. Board Arpt. Rev. Bonds Series D, 4% 7/1/09 (c)	5,430,000	5,452,534
Phoenix Civic Impt. Corp. Excise Tax Rev. Participating VRDN Series EGL 03 28 Class A, 0.69% (Liquidity Facility Citibank NA) (a)(e)	4,100,000	4,100,000
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Bonds Series 2004 B, 5% 7/1/09	3,040,000	3,066,035
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series EGL 7050056 Class A, 0.87% (Liquidity Facility Citibank NA) (a)(e)	4,100,000	4,100,000
Phoenix Gen. Oblig. Participating VRDN Series BBT 2012, 0.62% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	3,075,000	3,075,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Paradise Lakes Apt. Proj.):
Series 2007 A, 0.58%, LOC Wachovia Bank NA, VRDN (a)	8,400,000	8,400,000
Series 2007 B, 0.73%, LOC Wachovia Bank NA, VRDN (a)(c)	11,000,000	11,000,000
(Westward Ho Apts. Proj.) Series 2003 A, 0.72%, LOC Bank of America NA, VRDN (a)(c)	1,400,000	1,400,000
Phoenix Indl. Dev. Auth. Rev.:
(Desert Botanical Garden Proj.) Series 2000, 0.63%, LOC JPMorgan Chase Bank, VRDN (a)	5,800,000	5,800,000
(Independent Newspaper, Inc. Proj.) Series 2000, 0.83%, LOC Wachovia Bank NA, VRDN (a)(c)	960,000	960,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Phoenix Indl. Dev. Auth. Rev.: - continued
(Laura Dozer Ctr. Proj.) 1.13%, LOC JPMorgan Chase Bank, VRDN (a)	$ 800,000	$ 800,000
(Phoenix Expansion Proj.) 1.78%, LOC JPMorgan Chase Bank, VRDN (a)(c)	2,170,000	2,170,000
(Plastican Proj.) Series 1997, 0.9%, LOC Bank of America NA, VRDN (a)(c)	2,060,000	2,060,000
(Swift Aviation Svcs., Inc. Proj.) 0.85%, LOC U.S. Bank NA, Minnesota, VRDN (a)(c)	6,775,000	6,775,000
Pima County Amphitheater Unified School District #10 Bonds Series 2002, 5% 7/1/09	2,400,000	2,430,800
Pima County Indl. Dev. Auth. Indl. Rev. (Tucson Elec. Pwr. Co. Proj.) 0.75%, LOC Wells Fargo Bank NA, VRDN (a)	2,800,000	2,800,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. (River Point Proj.) Series 2001, 0.8%, LOC Fannie Mae, VRDN (a)(c)	6,000,000	6,000,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Bonds Series 2002 C, 5% 1/1/10	4,475,000	4,621,681
Participating VRDN:
Series BBT 08 09, 0.62% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	1,000,000	1,000,000
Series EGL 06 14 Class A, 0.69% (Liquidity Facility Citibank NA) (a)(e)	3,400,000	3,400,000
Series Putters 3242, 0.6% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,700,000	1,700,000
Series Putters 3307, 0.6% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,300,000	3,300,000
Series ROC II R 11712, 0.68% (Liquidity Facility Citibank NA) (a)(e)	4,635,000	4,635,000
Scottsdale Gen. Oblig. Participating VRDN Series BBT 08 20, 0.62% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	3,800,000	3,800,000
Scottsdale Indl. Dev. Auth. Rev. Series 2001A, 0.63%, LOC JPMorgan Chase Bank, VRDN (a)	8,306,000	8,306,000
Show Low Indl. Dev. Auth. Solid Waste Disp. Rev. (Snowflake White Mountain Pwr. LLC Proj.) Series 2006, 0.78%, LOC JPMorgan Chase Bank, VRDN (a)(c)	4,000,000	4,000,000
Sun Devil Energy Ctr. LLC Rev. (Arizona State Univ. Proj.) Series 2008, 0.66% (Assured Guaranty Corp. Insured), VRDN (a)	7,800,000	7,800,000
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.65%, LOC Bank of America NA, VRDN (a)	1,800,000	1,800,000
Tempe Transit Excise Tax Rev. 0.6% (Liquidity Facility Royal Bank of Canada), VRDN (a)	21,560,000	21,560,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Univ. of Arizona Univ. Revs. Bonds Series 2000 A, 5.8% 6/1/24 (Pre-Refunded to 12/1/09 @ 100) (d)	$ 2,000,000	$ 2,070,990
Yavapai County Indl. Dev. Auth. (Northern Arizona Healthcare Sys. Proj.) Series 2008 B, 0.58%, LOC Banco Bilbao Vizcaya Argentaria SA, VRDN (a)	4,000,000	4,000,000
Yavapai County Indl. Dev. Auth. Solid Waste Disp. Rev. (Allied Waste North America, Inc. Proj.) Series 2008 A, 0.73%, LOC Bank of America NA, VRDN (a)(c)	10,000,000	10,000,000
Yuma Indl. Dev. Auth. Hosp. Rev. (Yuma Reg'l. Med. Ctr. Proj.) Series 2008, 0.7%, LOC JPMorgan Chase Bank, VRDN (a)	4,200,000	4,200,000
		331,168,507
Colorado - 0.3%
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.58%, LOC Wells Fargo Bank NA, VRDN (a)	1,300,000	1,300,000
Florida - 0.3%
Florida Dev. Fin. Corp. Indl. Dev. (Cabinet Connection of the Treasure Coast Proj.) Series 2003 B3, 0.83%, LOC Wachovia Bank NA, VRDN (a)(c)	1,315,000	1,315,000
Georgia - 0.1%
Smyrna Hsg. Fin. Auth. Multi-family Hsg. Rev. (The Hills of Post Village Proj.) Series 1995, 0.67%, LOC Fannie Mae, VRDN (a)	200,000	200,000
Kentucky - 0.8%
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.) Series 2006 B, 0.92%, LOC Commerzbank AG, VRDN (a)(c)	1,500,000	1,500,000
Kenton County Arpt. Board Spl. Facilities Rev. Series A, 4%, VRDN (a)(c)	1,700,000	1,700,000
		3,200,000
Minnesota - 0.3%
Saint Paul Port Auth. Multifamily Hsg. Rev. (Bigos-Sibley Proj.) Series 2004 1, 0.62%, LOC Freddie Mac, VRDN (a)	1,000,000	1,000,000
Ohio - 0.5%
Cleveland Arpt. Sys. Rev. Series 2008 B, 0.68%, LOC Wachovia Bank NA, VRDN (a)(c)	400,000	400,000
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.) Series 2007 B, 3.77%, VRDN (a)(c)	1,400,000	1,400,000
		1,800,000
Municipal Securities - continued
	Principal Amount	Value
Puerto Rico - 2.4%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.75%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	$ 3,900,000	$ 3,900,000
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2008 B, 0.45%, LOC Wachovia Bank NA, VRDN (a)	3,300,000	3,300,000
TRAN:
Series 2009 A1, 3% 7/30/09, LOC Bank of Nova Scotia, New York Agcy.	1,000,000	1,005,564
Series 2009 A2, 3% 7/30/09, LOC BNP Paribas SA	600,000	603,338
Series 2009 A3, 3% 7/30/09, LOC Banco Bilbao Vizcaya Argentaria SA	500,000	502,782
		9,311,684
Texas - 2.1%
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Energy Co. Proj.) Series A, 1%, LOC Citibank NA, VRDN (a)(c)	8,000,000	8,000,000
Washington - 0.5%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.97% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,000,000	2,000,000
	Shares
Other - 7.3%
Fidelity Municipal Cash Central Fund, 0.63% (b)	28,216,000	28,216,000
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $387,511,191)		387,511,191
NET OTHER ASSETS - (0.7)%		(2,714,215)
NET ASSETS - 100%		$ 384,796,976
Security Type Abbreviations
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 92,997
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 387,511,191	$ -	$ 387,511,191	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Arizona Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2009 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $359,295,191)	$ 359,295,191
Fidelity Central Funds (cost $28,216,000)	28,216,000
Total Investments (cost $387,511,191)		$ 387,511,191
Cash		967,062
Receivable for investments sold		5,000,142
Receivable for fund shares sold		2,921,265
Interest receivable		585,166
Distributions receivable from Fidelity Central Funds		10,405
Prepaid expenses		27,572
Other affiliated receivables		4
Other receivables		2,242
Total assets		397,025,049

Liabilities
Payable for investments purchased	$ 6,900,156
Payable for fund shares redeemed	5,163,817
Distributions payable	444
Accrued management fee	163,656
Total liabilities		12,228,073

Net Assets		$ 384,796,976
Net Assets consist of:
Paid in capital		$ 384,764,589
Distributions in excess of net investment income		(105)
Accumulated undistributed net realized gain (loss) on investments		32,492
Net Assets, for 384,621,991 shares outstanding		$ 384,796,976
Net Asset Value, offering price and redemption price per share ($384,796,976 ÷ 384,621,991 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Arizona Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

Six months ended February 28, 2009 (Unaudited)

Investment Income
Interest		$ 3,318,229
Income from Fidelity Central Funds		92,997
Total income		3,411,226

Expenses
Management fee	$ 1,018,423
Independent trustees' compensation	774
Money Market Guarantee Program	72,622
Total expenses before reductions	1,091,819
Expense reductions	(40,545)	1,051,274
Net investment income		2,359,952
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		499
Net increase in net assets resulting from operations		$ 2,360,451

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 28, 2009 (Unaudited)	Year ended August 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 2,359,952	$ 8,420,641
Net realized gain (loss)	499	36,814
Net increase in net assets resulting from operations	2,360,451	8,457,455
Distributions to shareholders from net investment income	(2,360,057)	(8,420,612)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	788,206,737	1,734,653,565
Reinvestment of distributions	2,310,068	8,269,007
Cost of shares redeemed	(798,763,419)	(1,690,764,616)
Net increase (decrease) in net assets and shares resulting from share transactions	(8,246,614)	52,157,956
Total increase (decrease) in net assets	(8,246,220)	52,194,799

Net Assets
Beginning of period	393,043,196	340,848,397
End of period (including distributions in excess of net investment income of $105 and undistributed net investment income of $0, respectively)	$ 384,796,976	$ 393,043,196

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended February 28, 2009

Years ended August 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.006	.022	.032	.027	.016	.006
Distributions from net investment income	(.006)	(.022)	(.032)	(.027)	(.016)	(.006)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.58%	2.25%	3.26%	2.78%	1.60%	.60%
Ratios to Average Net Assets D, E
Expenses before reductions	.54% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.54% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.52% A	.41%	.38%	.37%	.43%	.49%
Net investment income	1.17% A	2.20%	3.22%	2.77%	1.63%	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 384,797	$ 393,043	$ 340,848	$ 267,738	$ 217,819	$ 156,955

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2009 (Unaudited)

1. Organization.

Fidelity Arizona Municipal Income Fund (the Income Fund) is a fund of Fidelity Union Street Trust. Fidelity Arizona Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Union Street Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Union Street Trust and Fidelity Union Street Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Arizona.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

For the Income Fund, debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities owned by the Money Market Fund are valued at amortized cost which approximates market value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Funds adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Funds' fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of February 28, 2009, for each Fund's investments is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

The Board of Trustees of the Money Market Fund approved the participation by the Money Market Fund in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the "Program") through September 18, 2009. Under the Program, if the Money Market Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Money Market Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Money Market Fund. The Money Market Fund paid the U.S. Treasury Department fees equal to 0.025% based on the number of shares outstanding as of September 19, 2008 to participate in the Program through April 30, 2009. On April 13, 2009, the Money Market Fund paid an additional fee equal to 0.015% based on the number of shares outstanding as of September 19, 2008 to participate in the extension of the Program through September 18, 2009. The fees are being amortized over the length of the participation in the Program. The expense is borne by the Money Market Fund without regard to any expense limitation currently in effect.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, and deferred trustees compensation.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity Arizona Municipal Income Fund	$ 129,403,959	$ 1,055,578	$ (7,517,294)	$ (6,461,716)
Fidelity Arizona Municipal Money Market Fund	387,511,191	-	-	-

Short-Term Trading (Redemption) Fees. Shares held in the Income Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Funds invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

4. Operating Policies.

Futures Contracts. The Income Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $7,567,888 and $21,774,867, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provides the Funds with investment management related services for which the Funds pay a monthly management fee. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense, including commitment fees. The management fee paid to FMR by the Funds is reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees. Each Fund's management fee is equal to the following annual rate of average net assets:

Fidelity Arizona Municipal Income Fund	.55%
Fidelity Arizona Municipal Money Market Fund	.50%

7. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Fidelity Arizona Municipal Income Fund	$ 393

During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's management fee. During the period, these credits reduced management fee by the following amounts:

Fidelity Arizona Municipal Income Fund	$ 2,893
Fidelity Arizona Municipal Money Market Fund	40,545

Semiannual Report

Notes to Financial Statements - continued

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The supply of municipal money market securities has declined significantly due to the market volatility. As a result, the Money Market Fund's cash position may be significant during the period.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

AZI/SPZ-USAN-0409
1.790941.105

Fidelity®
Maryland Municipal Income
Fund

Semiannual Report

February 28, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidlines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2008 to February 28, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During Period* September 1, 2008 to February 28, 2009
Actual	.56%	$ 1,000.00	$ 991.20	$ 2.76
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,022.02	$ 2.81

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Sectors as of February 28, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	26.1	31.0
Health Care	14.1	14.5
Water & Sewer	13.2	10.4
Education	12.3	12.3
Transportation	7.1	6.6
Weighted Average Maturity as of February 28, 2009
		6 months ago
Years	10.6	8.7

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of February 28, 2009
6 months ago
Years	7.6	7.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of February 28, 2009	As of August 31, 2008
AAA 24.0%	AAA 39.3%
AA,A 52.4%	AA,A 49.5%
BBB 13.0%	BBB 6.3%
BB and Below 0.1%	BB and Below 0.1%
Not Rated 3.2%	Not Rated 2.7%
Short-Term Investments and Net Other Assets 7.3%	Short-Term Investments and Net Other Assets 2.1%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Semiannual Report

Investments February 28, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 92.7%
	Principal Amount	Value
Guam - 0.4%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	$ 500,000	$ 451,850
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. Series 2005, 5.875% 7/1/35	145,000	115,453
		567,303
Maryland - 81.7%
Baltimore Convention Ctr. Hotel Rev. Series A:
5.25% 9/1/17 (XL Cap. Assurance, Inc. Insured)	1,350,000	1,010,300
5.25% 9/1/27 (XL Cap. Assurance, Inc. Insured)	1,020,000	570,241
Baltimore County Ctfs. Prtn. (Equip. Acquisition Prog.) Series 2004, 5% 6/1/13 (MBIA Insured)	1,500,000	1,666,575
Baltimore County Gen. Oblig.:
(Consolidated Pub. Impt. Proj.) Series 2004, 5% 8/1/15	2,385,000	2,695,122
(Oak Crest Village, Inc. Proj.) Series 2007 A, 5% 1/1/22	500,000	418,450
5% 2/1/31	2,000,000	2,040,260
Baltimore Gen. Oblig. (Consolidated Pub. Impt. Proj.):
Series 2005 A, 5% 10/15/18 (AMBAC Insured)	1,720,000	1,912,932
Series 2008 A, 5% 10/15/25 (FSA Insured)	1,445,000	1,514,620
Baltimore Port Facilities Rev. (Consolidated Coal Sales Co. Proj.) 6.5% 12/1/10	2,000,000	2,006,920
Baltimore Proj. Rev.:
(Wastewtr. Proj.):
Series 2002 A:
5.125% 7/1/42 (FGIC Insured)	2,315,000	2,255,296
5.2% 7/1/32 (FGIC Insured)	250,000	248,310
Series 2007 D:
5% 7/1/32 (FSA Insured)	4,500,000	4,520,970
5% 7/1/37 (AMBAC Insured)	2,000,000	1,912,380
5% 7/1/37 (FSA Insured)	4,000,000	3,975,720
Series 2008 A:
5% 7/1/33 (FSA Insured)	2,000,000	2,007,260
5% 7/1/38 (FSA Insured)	3,000,000	3,004,230
(Wtr. Proj.):
Series 1994 A, 5% 7/1/24 (FGIC Insured)	370,000	401,716
Series 2002 A, 5.125% 7/1/42 (FGIC Insured)	355,000	345,845
City of Westminster (McDaniel College Proj.) Series 2006:
5% 11/1/12	500,000	507,980
5% 11/1/13	350,000	353,304
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Frederick County Econ. Dev. Rev. Series 2005, 5% 8/1/15 (MBIA Insured)	$ 1,000,000	$ 1,126,340
Frederick County Edl. Facilities Rev. (Mount Saint Mary's Univ. Proj.) Series 2006:
5% 9/1/09	175,000	173,829
5.5% 9/1/12	195,000	186,654
Frederick County Gen. Oblig. 5% 12/1/15	1,000,000	1,148,830
Maryland Econ. Dev. Corp. Lease Rev. (Maryland Aviation Administration Facilities Proj.) Series 2003, 5.5% 6/1/18 (FSA Insured) (b)	1,500,000	1,527,645
Maryland Econ. Dev. Corp. Student Hsg. Rev.:
(Towson Univ. Proj.) Series 2007 A, 5.25% 7/1/17	500,000	411,405
(Univ. of Maryland, Baltimore County Student Hsg. Proj.):
Series 2006:
5% 6/1/14 (CIFG North America Insured)	700,000	630,483
5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	500,000	400,785
5% 6/1/18 (CIFG North America Insured)	2,000,000	1,673,060
Maryland Gen. Oblig. (State & Local Facilities Ln. Prog.):
First Series 2002 A:
5.5% 3/1/15	1,850,000	2,172,788
5.5% 3/1/17	2,265,000	2,716,347
First Series 2003 A, 5.25% 3/1/17	4,295,000	5,074,157
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Med. Ctr. Proj.) Series 1998, 5.125% 7/1/33 (FSA Insured)	2,000,000	1,844,560
(Carroll County Gen. Hosp. Proj.) Series 2006, 5% 7/1/40	1,500,000	1,120,935
(Good Samaritan Hosp. Proj.):
Series 1993, 5.7% 7/1/09 (Escrowed to Maturity) (c)	515,000	523,219
5.75% 7/1/13 (Escrowed to Maturity) (c)	240,000	263,830
5.75% 7/1/13 (Escrowed to Maturity) (c)	145,000	159,397
(Hebrew Home of Greater Washington Proj.) Series 2002, 5.8% 1/1/32	1,000,000	896,480
(Howard County Gen. Hosp. Proj.) 5.5% 7/1/13 (Escrowed to Maturity) (c)	565,000	602,335
(Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/13 (a)	1,400,000	1,489,110
(Johns Hopkins Hosp. Proj.) Series 2001, 5% 5/15/34	1,500,000	1,309,995
(Johns Hopkins Med. Institutions Utils. Proj.) Series 2005 B, 5% 5/15/35	1,475,000	1,478,791
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Johns Hopkins Univ. Proj.):
Series 2001 B, 5% 7/1/41	$ 3,590,000	$ 3,566,952
Series 2002 A, 5% 7/1/32	1,015,000	1,018,319
Series 2004 A:
5% 7/1/24	1,000,000	1,034,380
5% 7/1/33	2,000,000	2,010,060
5% 7/1/38	2,000,000	2,005,420
(LifeBridge Health Proj.):
Series 2004 A, 5% 7/1/11 (Escrowed to Maturity) (c)	1,000,000	1,077,270
Series 2008, 5% 7/1/19 (Assured Guaranty Corp. Insured)	300,000	315,834
(Loyola College Issue Proj.) Series 1999, 5% 10/1/39	2,000,000	1,664,160
(MedStar Health Proj.) Series 2007, 5.25% 5/15/46	1,000,000	780,210
(Mercy Med. Ctr. Proj.) Series 2007 A, 5.5% 7/1/42	1,000,000	800,810
(Peninsula Reg'l. Med. Ctr. Proj.) Series 2006, 5% 7/1/15	1,120,000	1,153,566
(Univ. of Maryland Med. Sys. Proj.):
Series 2001, 5.25% 7/1/34 (Pre-Refunded to 7/1/11 @ 100) (c)	1,525,000	1,644,240
Series 2006 A, 5% 7/1/41	1,000,000	789,580
Series 2008 F, 5.25% 7/1/19	1,700,000	1,708,585
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18	725,000	660,446
(Washington County Health Sys. Proj.) Series 2008, 6% 1/1/43	400,000	304,408
(Western Maryland Health Sys. Proj.) Series 2006 A:
5% 1/1/16 (MBIA Insured)	1,500,000	1,518,060
5% 7/1/17 (MBIA Insured)	1,690,000	1,727,315
Maryland Indl. Dev. Fing. Auth. Rev.:
(American Ctr. for Physics Proj.) Series 2001:
5.25% 12/15/13	1,100,000	1,184,722
5.25% 12/15/15	320,000	340,995
(Holy Cross Health Sys. Corp. Proj.) 5.7% 12/1/10	1,000,000	1,043,870
Maryland Nat'l. Cap. Park & Planning Commission Series 2004 EE2, 5% 1/15/15	2,000,000	2,232,440
Maryland Trans. Auth. Grant Rev. Series 2007, 5% 3/1/16	2,000,000	2,277,640
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Maryland Trans. Auth. Trans. Facility Projects Rev.:
Series 2007:
5% 7/1/30	$ 2,000,000	$ 2,028,420
5% 7/1/31 (FSA Insured)	5,000,000	5,053,950
Series 2008, 5% 7/1/35	880,000	886,468
6.8% 7/1/16 (Escrowed to Maturity) (c)	715,000	829,636
Montgomery County Econ. Dev. Rev. (Trinity Health Care Group Proj.) Series 2001, 5.125% 12/1/22	2,300,000	2,276,356
Montgomery County Gen. Oblig.:
(Consolidated Pub. Impt. Proj.):
Series 2005 A, 5% 6/1/24	2,000,000	2,099,240
Series 2006 A, 5% 5/1/11	3,030,000	3,274,551
Series 2007 A, 5% 5/1/25	1,000,000	1,053,310
Series 2005 A, 5% 6/1/11	1,540,000	1,668,667
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2003 A, 5% 7/1/20 (FGIC Insured)	500,000	520,055
Northeast Maryland Waste Disp. Auth. Solid Waste Rev. Series 2003, 5.5% 4/1/12 (AMBAC Insured) (b)	4,500,000	4,576,005
Prince Georges County Ctfs. of Prtn. Series 1991 A, 0% 6/30/11 (MBIA Insured)	1,335,000	1,203,009
		116,628,355
Puerto Rico - 10.5%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series 1996 Z, 6.25% 7/1/15 (MBIA Insured)	1,000,000	1,022,910
Series AA, 5.5% 7/1/19 (MBIA Insured)	1,500,000	1,436,400
Series BB, 5.25% 7/1/18 (AMBAC Insured)	600,000	564,792
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series E, 5.5% 7/1/17 (FSA Insured)	1,000,000	1,056,640
Series N, 5.25% 7/1/34 (Assured Guaranty Corp. Insured)	500,000	489,000
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A, 5.5% 10/1/40 (Pre-Refunded to 10/1/10 @ 101) (c)	1,425,000	1,518,494
Series 2005 C, 5.5% 7/1/23	1,110,000	1,043,134
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2002 A:
5.5% 7/1/18	700,000	663,712
5.5% 7/1/18 (MBIA Insured)	1,925,000	1,838,317
Series 2007 A, 5.5% 7/1/19 (MBIA Insured)	1,000,000	948,530
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series 2002 KK, 5.5% 7/1/15 (MBIA Insured)	$ 1,000,000	$ 996,750
Series II, 5.375% 7/1/16 (MBIA Insured)	1,500,000	1,479,825
Series QQ, 5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,000,000	986,800
Series VV, 5.25% 7/1/24 (FGIC Insured)	1,000,000	927,490
		14,972,794
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. Series 2007, 4.7% 7/1/22 (b)	300,000	182,715
TOTAL INVESTMENT PORTFOLIO - 92.7% (Cost $137,066,704)	132,351,167
NET OTHER ASSETS - 7.3%	10,428,257
NET ASSETS - 100%	$ 142,779,424
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 132,351,167	$ -	$ 132,351,167	$ -
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	26.1%
Health Care	14.1%
Water & Sewer	13.2%
Education	12.3%
Other	8.3%
Transportation	7.1%
Special Tax	5.2%
Others* (individually less than 5%)	13.7%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2009 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $137,066,704)		$ 132,351,167
Cash		8,971,565
Receivable for fund shares sold		82,174
Interest receivable		1,589,463
Other affiliated receivables		5
Other receivables		2,052
Total assets		142,996,426

Liabilities
Payable for fund shares redeemed	$ 21,066
Distributions payable	130,754
Accrued management fee	65,182
Total liabilities		217,002

Net Assets		$ 142,779,424
Net Assets consist of:
Paid in capital		$ 147,983,682
Undistributed net investment income		6,159
Accumulated undistributed net realized gain (loss) on investments		(494,880)
Net unrealized appreciation (depreciation) on investments		(4,715,537)
Net Assets, for 13,816,279 shares outstanding		$ 142,779,424
Net Asset Value, offering price and redemption price per share ($142,779,424 ÷ 13,816,279 shares)		$ 10.33

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended February 28, 2009 (Unaudited)

Investment Income
Interest		$ 3,067,243

Expenses
Management fee	$ 378,036
Independent trustees' compensation	265
Miscellaneous	425
Total expenses before reductions	378,726
Expense reductions	(6,672)	372,054
Net investment income		2,695,189
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(499,218)
Futures contracts	13,129
Total net realized gain (loss)		(486,089)
Change in net unrealized appreciation (depreciation) on: Investment securities	(4,608,185)
Futures contracts	1,529
Total change in net unrealized appreciation (depreciation)		(4,606,656)
Net gain (loss)		(5,092,745)
Net increase (decrease) in net assets resulting from operations		$ (2,397,556)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 28, 2009 (Unaudited)	Year ended August 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 2,695,189	$ 5,405,846
Net realized gain (loss)	(486,089)	158,614
Change in net unrealized appreciation (depreciation)	(4,606,656)	(175,411)
Net increase (decrease) in net assets resulting from operations	(2,397,556)	5,389,049
Distributions to shareholders from net investment income	(2,694,999)	(5,404,828)
Distributions to shareholders from net realized gain	(136,291)	(278,496)
Total distributions	(2,831,290)	(5,683,324)
Share transactions Proceeds from sales of shares	36,358,126	55,898,404
Reinvestment of distributions	1,875,362	3,566,146
Cost of shares redeemed	(46,849,698)	(34,194,092)
Net increase (decrease) in net assets resulting from share transactions	(8,616,210)	25,270,458
Redemption fees	1,957	1,167
Total increase (decrease) in net assets	(13,843,099)	24,977,350

Net Assets
Beginning of period	156,622,523	131,645,173
End of period (including undistributed net investment income of $6,159 and undistributed net investment income of $6,355, respectively)	$ 142,779,424	$ 156,622,523
Other Information Shares
Sold	3,601,606	5,213,658
Issued in reinvestment of distributions	186,211	334,152
Redeemed	(4,690,886)	(3,204,062)
Net increase (decrease)	(903,069)	2,343,748

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended February 28, 2009

Years ended August 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.64	$ 10.64	$ 10.85	$ 11.06	$ 11.04	$ 10.78
Income from Investment Operations
Net investment income D	.199	.397	.403	.409	.412	.427
Net realized and unrealized gain (loss)	(.300)	.022 E	(.189)	(.140)	.053	.260
Total from investment operations	(.101)	.419	.214	.269	.465	.687
Distributions from net investment income	(.199)	(.397)	(.403)	(.409)	(.412)	(.427)
Distributions from net realized gain	(.010)	(.022)	(.021)	(.070)	(.033)	-
Total distributions	(.209)	(.419)	(.424)	(.479)	(.445)	(.427)
Redemption fees added to paid in capital D, G	-	-	-	-	-	-
Net asset value, end of period	$ 10.33	$ 10.64	$ 10.64	$ 10.85	$ 11.06	$ 11.04
Total Return B, C	(.88)%	4.00%	1.98%	2.54%	4.30%	6.46%
Ratios to Average Net Assets F
Expenses before reductions	.56% A	.55%	.55%	.55%	.55%	.55%
Expenses net of fee waivers, if any	.56% A	.55%	.55%	.55%	.55%	.55%
Expenses net of all reductions	.55% A	.50%	.48%	.50%	.51%	.53%
Net investment income	3.96% A	3.71%	3.73%	3.79%	3.73%	3.89%
Supplemental Data
Net assets, end of period (000 omitted)	$ 142,779	$ 156,623	$ 131,645	$ 111,373	$ 111,698	$ 99,867
Portfolio turnover rate	12% A	12%	18%	22%	17%	14%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2009 (Unaudited)

1. Organization.

Fidelity Maryland Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity Union Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of Maryland.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of February 28, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount and deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 2,254,688
Unrealized depreciation	(6,963,031)
Net unrealized appreciation (depreciation)	$ (4,708,343)
Cost for federal income tax purposes	$ 137,059,510

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

2. Significant Accounting Policies - continued

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

3. Operating Policies.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $8,000,822 and $23,575,764, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .55% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense, including commitment fees. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $425 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $6,672.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

SMD-USAN-0409
1.790944.105

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Union Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 1, 2009
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 1, 2009